16 PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities, beginning	R$ 792,456
Additions	140,984
Accrued charges	80,337
Net utilization of reversal	(390,530)
Accrued liabilities, ending	623,247
Tax [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities, beginning	118,490
Additions	25,019
Accrued charges	4,188
Net utilization of reversal	(19,286)
Accrued liabilities, ending	128,411
Social Security [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities, beginning	70,084
Additions	4,386
Accrued charges	91
Net utilization of reversal	(67,522)
Accrued liabilities, ending	7,039
Labor [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities, beginning	362,228
Additions	36,133
Accrued charges	59,502
Net utilization of reversal	(152,554)
Accrued liabilities, ending	305,309
Civil [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities, beginning	210,264
Additions	65,817
Accrued charges	12,465
Net utilization of reversal	(149,556)
Accrued liabilities, ending	138,990
Environmental [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities, beginning	31,390
Additions	9,629
Accrued charges	4,091
Net utilization of reversal	(1,612)
Accrued liabilities, ending	R$ 43,498